Segment Information - Summary of Financial Information on Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Sales - third party	$ 4,547	$ 4,456	$ 6,279
Freight, transportation and distribution - third party	(537)	(535)	(488)
Cost of goods sold - third party	(3,335)	(3,091)	(3,522)
Gross Margin	675	830	2,269
Depreciation and amortization	(692)	(695)	(685)
Impairment of property, plant and equipment (Note 13)	(305)	(47)	0
Assets	16,998	17,255	17,469
Cash outflows for additions to property, plant and equipment	651	893	1,217
Share of Canpotex's Prince Rupert project exit costs		(33)
Termination benefit costs		(32)
Potash [member]
Disclosure of operating segments [line items]
Sales - third party	1,868	1,630	2,543
Freight, transportation and distribution - third party	(235)	(250)	(214)
Net sales - third party	1,633	1,380	2,329
Cost of goods sold - third party	(848)	(943)	(1,007)
Gross Margin	785	437	1,322
Depreciation and amortization	(232)	(216)	(214)
Assets	9,756	9,795	9,772
Cash outflows for additions to property, plant and equipment	219	342	537
Share of Canpotex's Prince Rupert project exit costs		(33)
Termination benefit costs		(32)
Nitrogen [member]
Disclosure of operating segments [line items]
Sales - third party	1,395	1,467	1,960
Freight, transportation and distribution - third party	(129)	(122)	(101)
Net sales - third party	1,266	1,345	1,859
Cost of goods sold - third party	(1,046)	(1,016)	(1,210)
Margin (cost) on inter-segment sales	36	32	57
Gross Margin	256	361	706
Depreciation and amortization	(203)	(213)	(198)
Assets	2,577	2,515	2,563
Cash outflows for additions to property, plant and equipment	239	263	398
Phosphate [member]
Disclosure of operating segments [line items]
Sales - third party	1,284	1,359	1,776
Freight, transportation and distribution - third party	(173)	(163)	(173)
Net sales - third party	1,111	1,196	1,603
Cost of goods sold - third party	(1,441)	(1,132)	(1,305)
Margin (cost) on inter-segment sales	(36)	(32)	(57)
Gross Margin	(366)	32	241
Depreciation and amortization	(220)	(223)	(240)
Impairment of property, plant and equipment (Note 13)	(305)	(47)
Assets	1,938	2,306	2,367
Cash outflows for additions to property, plant and equipment	185	216	202
All others [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(37)	(43)	(33)
Assets	2,727	2,639	2,767
Cash outflows for additions to property, plant and equipment	$ 8	$ 72	$ 80